Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (11,600,961)	¥ (12,632,537)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(9,403,841)	(8,373,958)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(4,713,059)	(3,970,978)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(2,125,162)	(1,852,677)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	26,993,557	26,085,615
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(27,843,023)	(26,830,150)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(56,824)	(75,477)
In	358,275	228,651
Out	(475,869)	(353,986)
Total	(174,417)	(200,812)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(112,352)	(147,811)
In	83,552	151,430
Out	(94,949)	(163,366)
Total	(123,748)	(159,747)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(110,592)	(45,699)
In	379,916	49,701
Out	(420,302)	(51,643)
Total	(150,978)	(47,640)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(66,715)	(22,832)
In	136,465	23,919
Out	(173,682)	(24,707)
Total	(103,932)	(23,620)
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	325,912	288,853
In
Out	171,286	137,127
Total	497,198	425,980
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(346,482)	(291,818)
In	958,208	453,701
Out	(1,164,801)	(593,702)
Total	(553,075)	(431,820)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(865,873)	(1,119,748)
Commercial paper	(3,260,578)	(3,233,528)
Current portion of long-term debt	(7,238,356)	(7,781,816)
Lease liabilities	(61,735)	(52,983)
Class share		(243,650)
Total	(11,426,543)	(12,431,725)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(9,194,302)	(8,135,588)
Lease liabilities	(85,791)	(78,623)
Total	(9,280,094)	(8,214,211)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(4,501,420)	(3,871,044)
Lease liabilities	(60,661)	(52,294)
Total	(4,562,081)	(3,923,338)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(1,762,756)	(1,609,200)
Lease liabilities	(258,474)	(219,857)
Total	(2,021,230)	(1,829,057)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	852,301	1,109,904
Commercial paper	3,252,556	3,229,986
Current portion of long-term debt	7,026,845	7,584,337
Long-term debt	14,943,727	13,133,804
Lease liabilities	420,928	360,891
Class share		240,712
Total	26,496,358	25,659,635
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(865,873)	(1,119,748)
Commercial paper	(3,260,578)	(3,233,528)
Current portion of long-term debt	(7,238,356)	(7,781,816)
Long-term debt	(15,458,478)	(13,615,831)
Lease liabilities	(466,661)	(403,757)
Class share		(243,650)
Total	¥ (27,289,948)	¥ (26,398,330)